FINANCIAL INSTRUMENTS - Carrying Value Versus Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	$ 1,245.4	$ 1,422.7
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,219.9	1,407.6
Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	11.0	6.1
Borrowings1 [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	772.8	993.8
Borrowings1 [Member] | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	772.8	993.8
Borrowings1 [Member] | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	0.0	0.0
Borrowings1 [Member] | Senior Debt Notes [Member] | Carrying amount
Disclosure of financial liabilities [line items]
Fair value	775.9	996.5
Borrowings1 [Member] | Senior Debt Notes [Member] | Fair value
Disclosure of financial liabilities [line items]
Fair value	$ 797.5	$ 989.3